INFORMATION ON BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2013
INFORMATION ON BUSINESS SEGMENTS [Abstract]
INFORMATION ON BUSINESS SEGMENTS	NOTE 8 - INFORMATION ON BUSINESS SEGMENTS ----------------------------------------- At December 31, 2013 and 2012, the Company considered its business activities to constitute a single segment.